COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Operating Leases

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on their balance sheets as a right-of-use asset with a corresponding lease liability. Lessor accounting under the standard is substantially unchanged. Additional qualitative and quantitative disclosures are also required. The Company adopted the standard effective January 1, 2019 using the cumulative-effect adjustment transition method, which applies the provisions of the standard at the effective date without adjusting the comparative periods presented. The Company adopted the following practical expedients and elected the following accounting policies related to this standard update:

●	The option to not reassess prior conclusions related to the identification, classification and accounting for initial direct costs for leases that commenced prior to January 1, 2019.

●	Short-term lease accounting policy election allowing lessees to not recognize right-of-use assets and liabilities for leases with a term of 12 months or less.

●	The option to not separate lease and non-lease components for certain equipment lease asset categories such as freight car, vehicles and work equipment.

●	The package of practical expedients applied to all of its leases, including (i) not reassessing whether any expired or existing contracts are or contain leases, (ii) not reassessing the lease classification for any expired or existing leases, and (iii) not reassessing initial direct costs for any existing leases.

As a result of the above, the adoption of ASC 842 did not have a material effect on the consolidated financial statements. The Company will review for the existence of embedded leases in future agreements.

The Company has inventoried all leases where the Company is a lessee as of the initial date of application and has examined other contracts with suppliers, vendors, customers and other outside parties to identify whether such contracts contain an embedded lease as defined under the new guidance. The Company's lease population comprises lease for corporate office space and a warehouse that are year-to-year basis with monthly rent ranging from approximately $150 to $3,200 and qualify under the practical expedient of short-term leases. The Company does not have exclusive rights of control to any assets in the customer and vendor contracts reviews and does not have any financing leases as of the date of adoption of ASC 842.

Beginning January 1, 2020, the Company entered into a 12-month lease agreement ending December 31, 2020, with a third party in Russia. The Company is paying rent at a rate of 17,900 Rubles ($227) per month.

Beginning June 1, 2019, the Company entered into a 10-month lease agreement ending March 31, 2020 with a third party in Russia. The Company is paying rent at a rate of 12,000 Rubles ($152) per month.

Additionally, the Company also rents a warehouse. Beginning December 1, 2018, the Company entered into a 6-month warehouse rental agreement for $2,980 per month. The lease was renewed on June 1, 2019 for an additional year ending May 31, 2020, for $3,171 per month.

Total rent expense for the three months ended March 31, 2020 and 2019 was $11,638 and $22,060 respectively.

Equity Incentive Plan

As of September 21, 2018, the Company's board of directors adopted, and stockholders approved the 2018 Equity Incentive Plan ("the 2018 Plan"). The 2018 Plan has a 10-year term, which terminates on the day prior to the 10th anniversary of its adoption by the Board. Under the 2018 Plan, the Company may grant equity-based incentive awards, including options, restricted stock, and other stock-based awards, to any directors, employees, advisers, and consultants that provide services to the Company. The vesting period, term and exercise price will be determined at the time of the grant. An aggregate of up to 3,500,000 of the Company's common stock are reserved for issuance under the 2018 Plan. As of March 31, 2020 the Company has granted 1,800,000 options and has 1,800,000 options outstanding under the 2018 Plan (see Note 8).

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Financial Advisory Agreement

On February 1, 2017, the Company entered into a one-year agreement with a third party to act as the Company's exclusive financial advisor (the "Financial Advisor"). In consideration for services, the Company will pay a cash fee equal to 8% of the total amount of capital received by the Company from institutions and 10% of the total amount of capital received by the Company from retail. With the exception of the Bridge Private Placement Transaction, the Company will also pay a cash amount, representing a non-accountable expense allowance payable immediately upon closing of a financing equal to 3% of the aggregate gross proceeds raised in the transactions from retail. In addition to the cash consideration, the Company will also issue warrants to purchase common stock to the Financial Advisor in an amount equal to 10% of the number of shares of common stock purchased by the investors and that the investors obtain a right to acquire through purchase, conversion or exercise of convertible securities issued by the Company. Those warrants will be immediately exercisable at the price per share at which the investor can acquire the common stock. On February 5, 2018, the agreement was amended to extend the exclusivity period another 12 months through February 1, 2019, all other terms and conditions of the agreement remained the same.

Operating Leases

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on their balance sheets as a right-of-use asset with a corresponding lease liability. Lessor accounting under the standard is substantially unchanged. Additional qualitative and quantitative disclosures are also required. The Company adopted the standard effective January 1, 2019 using the cumulative-effect adjustment transition method, which applies the provisions of the standard at the effective date without adjusting the comparative periods presented. The Company adopted the following practical expedients and elected the following accounting policies related to this standard update:

●	The option to not reassess prior conclusions related to the identification, classification and accounting for initial direct costs for leases that commenced prior to January 1, 2019.

●	Short-term lease accounting policy election allowing lessees to not recognize right-of-use assets and liabilities for leases with a term of 12 months or less.

●	The option to not separate lease and non-lease components for certain equipment lease asset categories such as freight car, vehicles and work equipment.

●	The package of practical expedients applied to all of its leases, including (i) not reassessing whether any expired or existing contracts are or contain leases, (ii) not reassessing the lease classification for any expired or existing leases, and (iii) not reassessing initial direct costs for any existing leases.

As a result of the above, the adoption of ASC 842 did not have a material effect on the consolidated financial statements. The Company will review for the existence of embedded leases in future agreements.

The Company has inventoried all leases where the Company is a lessee as of the initial date of application and has examined other contracts with suppliers, vendors, customers and other outside parties to identify whether such contracts contain an embedded lease as defined under the new guidance. The Company's lease population comprises lease for corporate office space and a warehouse that are year-to-year basis with monthly rent ranging from approximately $200 to $3,200 and qualify under the practical expedient of short-term leases. The Company does not have exclusive rights of control to any assets in the customer and vendor contracts reviews and does not have any financing leases as of the date of adoption of ASC 842.

The Company conducts its U.S. operations from one office located in New York, NY. Beginning September 1, 2018, the Company entered into a six-month agreement from September 1, 2018 through February 28, 2019 at $1,598 per month. The Company continues to rent this location on a month to month basis at a rate of $1,750 per month. In March 2019, the Company rented an additional office at this location at a rate of $1,700 per month, which was terminated on June 30, 2019.

Beginning September 1, 2018, the Company entered into a one-year lease agreement with a related party (see Note 5). The Company is paying the related party one half of the $3,000 monthly rent or $1,500 per month, plus expenses. This lease was terminated on March 31, 2019.

Beginning January 2, 2019, the Company entered into a 12-month lease agreement ending December 31, 2019, with a third party in Russia. The Company is paying rent at a rate of 17,200 Rubles ($272) per month.

Beginning June 1, 2019, the Company entered into a 10-month lease agreement ending March 31, 2020 with a third party in Russia. The Company is paying rent at a rate of 12,000 Rubles ($190) per month.

Additionally, the Company also rents a warehouse. Beginning December 1, 2018, the Company entered into a 6-month warehouse rental agreement for $2,980 per month. The lease was renewed on June 1, 2019 for an additional year ending May 31, 2020, for $3,171 per month.

Total rent expense for the years ended December 31, 2019 and 2018 was $85,771 and $58,301, respectively.

Equity Incentive Plan

As of September 21, 2018, the Company's board of directors adopted, and stockholders approved the 2018 Equity Incentive Plan (the "2018 Plan"). The 2018 Plan has a 10-year term, which terminates on the day prior to the 10th anniversary of its adoption by the Board. Under the 2018 Plan, the Company may grant equity-based incentive awards, including options, restricted stock, and other stock-based awards, to any directors, employees, advisers, and consultants that provide services to the Company. The vesting period, term and exercise price will be determined at the time of the grant. An aggregate of up to 3,500,000 of the Company's common stock are reserved for issuance under the 2018 Plan. As of December 31, 2019, the Company has granted and has 1,000,000 options outstanding under the 2018 Plan (see Note 9).